Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 513,390,000	$ 244,090,000	$ 236,330,000	$ 156,120,000	$ 24,970,000	$ 1,174,900,000
Ambrosia [Member]
Total			100,000			100,000
AQ-001/2023 [Member]
Total			1,300,000			1,300,000
Aripuana [Member]
Total	250,000	41,200,000	51,400,000			92,850,000
Cacapava [Member]
Total	150,000					150,000
CARAJAS [Member]
Total			2,700,000			2,700,000
Ipupiara [Member]
Total			100,000			100,000
Jaguari [Member]
Total			100,000			100,000
JV-001/2020 [Member]
Total			700,000			700,000
Morro Agudo [Member]
Total	400,000	11,300,000	1,200,000			12,900,000
Roosevlt [Member]
Total			1,800,000			1,800,000
Ruropolis [Member]
Total			400,000			400,000
Tapajos MT [Member]
Total			100,000			100,000
Vauthier [Member]
Total			700,000			700,000
Vazante [Member]
Total	1,600,000	32,300,000	3,400,000			37,300,000
Almacen [Member]
Total			13,500,000			13,500,000
Alpamarca [Member]
Total			200,000			200,000
Atacocha [Member]
Total	55,400,000	13,100,000	23,640,000	27,400,000		119,540,000
Canon Florida [Member]
Total			8,100,000	3,100,000		11,200,000
Carmen [Member]
Total			620,000			620,000
Cerro Lindo [Member]
Total	335,400,000	88,200,000	40,200,000	27,900,000	17,300,000	509,000,000
Chambara [Member]
Total			400,000			400,000
Duna [Member]
Total			200,000			200,000
El Carmen [Member]
Total			800,000			800,000
El Porvenir [Member]
Total	72,100,000	$ 35,800,000	24,200,000	81,700,000	$ 5,400,000	219,200,000
Hilarion [Member]
Total			6,000,000	800,000		6,800,000
Incasol [Member]
Total			100,000			100,000
La Saucha [Member]
Total			1,200,000			1,200,000
Lancones [Member]
Total			200,000			200,000
Magistral [Member]
Total			15,500,000			15,500,000
Mogol [Member]
Total			200,000			200,000
Monica Lourdes [Member]
Total			1,140,000			1,140,000
Pampa de Cobre [Member]
Total	300,000		7,500,000	$ 1,200,000		9,000,000
Pasco [Member]
Total			100,000			100,000
Pukaqaqa [Member]
Total			4,500,000			4,500,000
Shalipayco [Member]
Total	$ 1,100,000					1,100,000
Sinaycocha [Member]
Total			$ 2,500,000			$ 2,500,000